Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts receivable	$ 49.0	$ 45.9	$ 43.2